A PROFESSIONAL CORPORATION 3 Triad Center Suite 500 Salt Lake City, Utah 84180 T : (801) 532-7080 F : (801) 596-1508 www.strongandhanni.com
GLENN C. HANNI, P.C.
HENRY E. HEATH
PHILIP R. FISHLER
ROGER H. BULLOCK
R. SCOTT WILLIAMS
SCOTT R. JENKINS
PAUL M. BELNAP
STUART H. SCHULTZ
BRIAN C. JOHNSON [2]
PAUL W. HESS
STEPHEN J. TRAYNER
STANFORD P. FITTS [7]
BRADLEY W. BOWEN
PETER H. CHRISTENSEN [5]
ROBERT L. JANICKI
H. BURT RINGWOOD
CATHERINE M. LARSON
KRISTIN A. VANORMAN
PETER H. BARLOW
GRADEN P. JACKSON [3]
H. SCOTT JACOBSON
MICHAEL J. MILLER [6]

ANDREW D. WRIGHT
MICHAEL L. FORD [4]
BYRON G. MARTIN
BENJAMIN P. THOMAS
SUZETTE H. GOUCHER
JACOB C. BRIEM  [1]
LANCE H. LOCKE
A. JOSEPH SANO
JAMES C. THOMPSON
PETER J. BAXTER
JENNIFER R. CARRIZAL
LORI A. JACKSON
BRYANT J. McCONKIE
WILLIAM B. INGRAM
JEREMY G. KNIGHT
RYAN P. ATKINSON
JARED T. HALES
JEFFERY J. OWENS
ANDREW B. McDANIEL
SADÉ A. TURNER
AREK E. BUTLER
PAUL W. JONES

1 ALSO MEMBER ARIZONA BAR
2 ALSO MEMBER CALIFORNIA BAR
3 ALSO MEMBER COLORADO BAR
4 ALSO MEMBER DISTRICT OF COLUMBIA BAR
5 ALSO MEMBER OREGON BAR
6 ALSO MEMBER WASHINGTON BAR
7 ALSO MEMBER WYOMING BAR

               ESTABLISHED 1888
                         ______
            GORDON R. STRONG
                      (1909-1969)

February 22, 2008

UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
DIVISION OF CORPORATION FINANCE
H. Roger Schwall, Assistant Director
ATTN: Mellissa Campbell Duru
Mail Stop 7010
WASHINGTON, D.C. 20549

RE:   Responses to Comments dated February 7, 2008 regarding
         Big Cat Energy Corporation
         Amendment No. 1 to Information Statement
         Information Statement on Schedule 14C
         File No. 0-49870
         Filed January 22, 2008

To Whom It May Concern:

We have set forth your comments below with our responses following.

Schedule 14C Information Statement.
Exhibit A – Unaudited Pro Forma Financial Statements of Big Cat.

SEC COMMENT 1:   We note your disclosure that the unaudited pro forma statement of operations for the six months ended October 31, 2007 presents the results of operations assuming the spin-off occurred on May 1, 2007.   Please revise your presentation for the period ended October 31, 2007 to determine the pro forma information as if the transaction occurred as of the earliest period presented.   Refer to Rule 11-02(b)(6) of Regulation S-X.

RESPONSE:   We included a pro forma presentation for the 12 months ended April 30, 2007, however we also explained in footnote F that that fiscal year would not have been affected by the spin off since Sterling Oil and Gas was not formed until May 1, 2007. Further, Sterling has no revenues, and had no expenses prior to its inception on May 1, 2007, and therefore there are no proforma items for periods before May 1, 2007.  As such, our view is that the presentation correctly shows the effect of the spin off as if it occurred May 1, 2007, which is the beginning of the earliest material period presented.

Notes to Unaudited pro Forma Financial Statements of Big Cat, page 33.

SEC COMMENT 2:  We note that you have presented a pro forma adjustment to adjust cash and cash equivalents of the amount of the proceeds from the Sterling private placement and associated payments for additional leasehold purchases.   Please explain why you believe this adjustment is an event that is directly attributable to the transaction and factually reportable.   It appears that this adjustment may not be associated with the Sterling private placement and the Sterling spin off transaction.   Please refer to Rule 11-02(b)(6) of Regulation S-X.

RESPONSE:  The proceeds from the Sterling Private Placement were, gross proceeds of $250,000 less $790 for distribution and printing of the certificates. Both the Sterling Private Placement proceeds and the leasehold interests are assets of the subsidiary, Sterling, and as such, these assets will no longer be consolidated with Big Cat after the spin off. The assets are and will be the property of Sterling, consequently we believe the adjustments are directly attributable to the transaction and factually supportable.

SEC COMMENT 3:   Please explain why you have presented a pro forma adjustment to eliminate the costs associated with the Sterling private placement.   It appears this transaction is a result of the Sterling private placement and is not directly attributable to the Sterling spin off transaction.   Please refer to Rule 11-02(b)(6) of Regulation S-X.

RESPONSE:   The proceeds/costs were segregated into the Sterling cash balance which is eliminated when the spin off is complete. Because these cost are reflected in Sterling, and will be eliminated from Big Cat once the spin off is complete, we believe it is appropriate to include them as a pro forma adjustment.

A copy of the requested Company representation letter is attached. Thank you for the professional and courteous assistance of the Staff.   Please contact the undersigned with any questions you may have.

Very truly yours,

STRONG AND HANNI

/s/ Scott R. Jenkins
Scott R. Jenkins